Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 2,594	$ 2,745
Accounts receivable, net of allowances of $733 and $765	25,429	25,102
Inventories	1,422	1,336
Prepaid expenses and other	8,028	5,453
Total current assets	37,473	34,636
Property, plant and equipment	265,734	252,835
Less accumulated depreciation	173,819	163,549
Property, plant and equipment, net	91,915	89,286
Investments in unconsolidated businesses	558	671
Wireless licenses	95,059	94,130
Goodwill	24,389	24,614
Other intangible assets, net	9,498	9,775
Operating lease right-of-use assets	22,694
Other assets	10,141	11,717
Total assets	291,727	264,829
Current liabilities
Debt maturing within one year	10,777	7,190
Accounts payable and accrued liabilities	21,806	22,501
Current operating lease liabilities	3,261
Other current liabilities	9,024	8,239
Total current liabilities	44,868	37,930
Long-term debt	100,712	105,873
Employee benefit obligations	17,952	18,599
Deferred income taxes	34,703	33,795
Non-current operating lease liabilities	18,393
Other liabilities	12,264	13,922
Total long-term liabilities	184,024	172,189
Commitments and Contingencies (Note 16)
Equity
Series preferred stock ($0.10 par value; 250,000,000 shares authorized; none issued)	0	0
Common stock ($0.10 par value; 6,250,000,000 shares authorized in each period; 4,291,433,646 issued in each period)	429	429
Additional paid in capital	13,419	13,437
Retained earnings	53,147	43,542
Accumulated other comprehensive income	998	2,370
Common stock in treasury, at cost (155,605,527 and 159,400,267 shares outstanding)	(6,820)	(6,986)
Deferred compensation – employee stock ownership plans and other	222	353
Noncontrolling interests	1,440	1,565
Total equity	62,835	54,710
Total liabilities and equity	$ 291,727	$ 264,829